Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
The Company’s compensation philosophy is to pay for performance over the long- and short-term taking into consideration a range of factors, including both financial and non-financial performance measures. We align executive and shareholder interests through a compensation program providing a mix of salary, annual cash bonus incentives, and equity compensation, as further described in the “Compensation Discussion and Analysis” section above.
As required by SEC rules, the table below shows the following information for the past three fiscal years: (i) “total” compensation for our named executive officers (NEOs) for purposes of the “Summary Compensation Table”; (ii) the “Compensation Actually Paid” to named executive officers (calculated using rules required by the SEC); (iii) our total shareholder return (TSR); (iv) the TSR of the NAREIT All Equity Index; (v) our net income; and (vi) our FFO as adjusted per share. “Compensation Actually Paid” does not represent the value of cash and equity compensation received by named executive officers during the year, but rather is an amount calculated under SEC rules and includes, among other things, year-over-year changes in the value of unvested equity-based awards. As a result of the calculation methodology required by SEC rules, “Compensation Actually Paid” amounts below differ from compensation actually received by the individuals above and the compensation decisions described in the “Compensation Discussion and Analysis” section above.
Year (a)	Summary Compensation Table CEO Total ($) (b)	Compensation Actually Paid to CEO ($) (c)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (d)	Average Compensation Actually Paid to Non-CEO NEOs ($) (e)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ Millions) (h)	FFO, as adjusted, Per Share (i)
					VNO TSR ($) (f)	NAREIT ALL Equity Index TSR ($) (g)
2022	9,929,707	(4,862,908)	4,300,083	(829,591)	37	101	(383)	3.15
2021	9,763,351	13,365,756	3,853,014	5,479,626	70	134	208	2.86
2020	11,047,233	2,225,040	7,898,162	4,063,450	60	95	(462)	2.62
Column (b).   Reflects compensation amounts reported in the “Summary Compensation Table” for our CEO, Steven Roth, for the respective years shown.
Column (c).   “Compensation actually paid” to our CEO in each of 2022, 2021 and 2020 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (b) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by our Compensation Committee in regards to the CEO’s compensation for each fiscal year, please see the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.
Year	2020	2021	2022
CEO	S. Roth	S. Roth	S. Roth
SCT Total Compensation ($)	11,047,233	9,763,351	9,929,707
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(10,669,189)	(9,251,060)	(7,908,798)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	9,242,062	10,661,601	3,339,202
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(7,815,409)	1,140,656	(11,209,625)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(400,780)	484,990	413,928
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	(54,741)	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	821,123	620,959	572,678
Compensation Actually Paid ($)	2,225,040	13,365,756	(4,862,908)
In making the adjustments in the table above, the “value” of a stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each fiscal year and the footnotes to the Summary Compensation Table that appears in the proxy statements reporting pay for the fiscal years covered in the table above.
Column (d).   The following non-CEO named executive officers are included in the average figures shown:
2020: Joseph Macnow, David R. Greenbaum, Michael J. Franco and Glen J. Weiss
2021: Michael J. Franco, Haim Chera, Barry S. Langer and Glen J. Weiss
2022: Michael J. Franco, Haim Chera, Barry S. Langer and Glen J. Weiss
Column (e).   Average “Compensation Actually Paid” to our non-CEO NEOs in each of 2022, 2021 and 2020 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (d) of the table above do not reflect the actual amount of compensation earned by or paid to our non-CEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regards to the non- CEO NEOs’ compensation for each fiscal year, please the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.
Year	2020 Average	2021 Average	2022 Average
SCT Total Compensation ($)	7,898,162	3,853,014	4,300,083
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(3,599,693)	(1,278,192)	(1,613,244)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	2,968,413	1,569,816	494,457
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(2,607,245)	936,521	(3,981,631)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(931,594)	36,766	(355,524)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	(6,486)	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	335,407	368,187	326,268
Compensation Actually Paid ($)	4,063,450	5,479,626	(829,591)
In making the adjustments in the table above, the “value” of a stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each fiscal year and the footnotes to the Summary Compensation Table that appears in the proxy statements reporting pay for the fiscal years covered in the table above.
Column (f).   For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of Vornado Realty Trust based on the value of an initial fixed investment of $100 on December 31, 2019 and the reinvestment of all dividends.
Column (g).   For the relevant fiscal year, represents the cumulative TSR of the NAREIT All Equity Index (“Peer Group TSR”) based on the value of an initial fixed investment of $100 on December 31, 2019 and the reinvestment of all dividends.
Column (h).   Reflects “Net Income” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2021 and 2020.
Column (i).   Company-selected Measure is FFO attributable to common shareholders plus assumed conversions, as adjusted per share.

Company Selected Measure Name	FFO, as adjusted
Named Executive Officers, Footnote [Text Block]
Column (b).   Reflects compensation amounts reported in the “Summary Compensation Table” for our CEO, Steven Roth, for the respective years shown.
Column (d).   The following non-CEO named executive officers are included in the average figures shown:
2020: Joseph Macnow, David R. Greenbaum, Michael J. Franco and Glen J. Weiss
2021: Michael J. Franco, Haim Chera, Barry S. Langer and Glen J. Weiss
2022: Michael J. Franco, Haim Chera, Barry S. Langer and Glen J. Weiss

Peer Group Issuers, Footnote [Text Block]
Column (g).   For the relevant fiscal year, represents the cumulative TSR of the NAREIT All Equity Index (“Peer Group TSR”) based on the value of an initial fixed investment of $100 on December 31, 2019 and the reinvestment of all dividends.

PEO Total Compensation Amount	$ 9,929,707	$ 9,763,351	$ 11,047,233
PEO Actually Paid Compensation Amount	$ (4,862,908)	13,365,756	2,225,040
Adjustment To PEO Compensation, Footnote [Text Block]
Column (b).   Reflects compensation amounts reported in the “Summary Compensation Table” for our CEO, Steven Roth, for the respective years shown.
Column (c).   “Compensation actually paid” to our CEO in each of 2022, 2021 and 2020 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (b) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by our Compensation Committee in regards to the CEO’s compensation for each fiscal year, please see the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.
Year	2020	2021	2022
CEO	S. Roth	S. Roth	S. Roth
SCT Total Compensation ($)	11,047,233	9,763,351	9,929,707
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(10,669,189)	(9,251,060)	(7,908,798)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	9,242,062	10,661,601	3,339,202
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(7,815,409)	1,140,656	(11,209,625)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(400,780)	484,990	413,928
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	(54,741)	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	821,123	620,959	572,678
Compensation Actually Paid ($)	2,225,040	13,365,756	(4,862,908)
In making the adjustments in the table above, the “value” of a stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each fiscal year and the footnotes to the Summary Compensation Table that appears in the proxy statements reporting pay for the fiscal years covered in the table above.

Non-PEO NEO Average Total Compensation Amount	$ 4,300,083	3,853,014	7,898,162
Non-PEO NEO Average Compensation Actually Paid Amount	$ (829,591)	5,479,626	4,063,450
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Column (d).   The following non-CEO named executive officers are included in the average figures shown:
2020: Joseph Macnow, David R. Greenbaum, Michael J. Franco and Glen J. Weiss
2021: Michael J. Franco, Haim Chera, Barry S. Langer and Glen J. Weiss
2022: Michael J. Franco, Haim Chera, Barry S. Langer and Glen J. Weiss
Column (e).   Average “Compensation Actually Paid” to our non-CEO NEOs in each of 2022, 2021 and 2020 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (d) of the table above do not reflect the actual amount of compensation earned by or paid to our non-CEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regards to the non- CEO NEOs’ compensation for each fiscal year, please the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.
Year	2020 Average	2021 Average	2022 Average
SCT Total Compensation ($)	7,898,162	3,853,014	4,300,083
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(3,599,693)	(1,278,192)	(1,613,244)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	2,968,413	1,569,816	494,457
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(2,607,245)	936,521	(3,981,631)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(931,594)	36,766	(355,524)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	(6,486)	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	335,407	368,187	326,268
Compensation Actually Paid ($)	4,063,450	5,479,626	(829,591)
In making the adjustments in the table above, the “value” of a stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each fiscal year and the footnotes to the Summary Compensation Table that appears in the proxy statements reporting pay for the fiscal years covered in the table above.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Below is an unranked list of the measures we consider most important in linking the compensation actually paid to our NEOs for 2022 with our performance.
Measure	Nature
Absolute TSR (used in LTPP)	Financial measure
Relative TSR (used in LTPP)	Financial measure
FFO, as adjusted per Share (used in 2022 Annual Incentive Plan and LTPP)	Financial measure
Environmental, Social and Governance progress (used in LTPP)	Non-financial measure

Total Shareholder Return Amount	$ 37	70	60
Peer Group Total Shareholder Return Amount	101	134	95
Net Income (Loss)	$ (383,000,000)	$ 208,000,000	$ (462,000,000)
Company Selected Measure Amount	3.15	2.86	2.62
PEO Name	Steven Roth
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Absolute TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	FFO, as adjusted per Share
Non-GAAP Measure Description [Text Block]	Column (i). Company-selected Measure is FFO attributable to common shareholders plus assumed conversions, as adjusted per share.
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Environmental, Social and Governance progress
S. Roth | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,908,798)	$ (9,251,060)	$ (10,669,189)
S. Roth | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,339,202	10,661,601	9,242,062
S. Roth | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,209,625)	1,140,656	(7,815,409)
S. Roth | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	413,928	484,990	(400,780)
S. Roth | Fair Value Of Stock And Option Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(54,741)
S. Roth | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	572,678	620,959	821,123
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,613,244)	(1,278,192)	(3,599,693)
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	494,457	1,569,816	2,968,413
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,981,631)	936,521	(2,607,245)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(355,524)	36,766	(931,594)
Non-PEO NEO [Member] | Fair Value Of Stock And Option Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,486)
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 326,268	$ 368,187	$ 335,407